Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF (SRVR)
(the “Fund”)
December 3, 2021
Supplement to the
Summary Prospectus dated August 31, 2021

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:

	Old Name	New Name
Index	Benchmark Data & Infrastructure Real Estate SCTR Index	Kelly Data Center & Tech Infrastructure Index
Index Provider	Benchmark Investments, LLC	Kelly Benchmark Indexes
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

Pacer Benchmark Industrial Real Estate SCTRSM ETF (INDS)
(the “Fund”)
December 3, 2021
Supplement to the
Summary Prospectus dated August 31, 2021

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:

	Old Name	New Name
Index	Benchmark Industrial Real Estate SCTR Index	Kelly Industrial Real Estate Index
Index Provider	Benchmark Investments, LLC	Kelly Benchmark Indexes
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF (SRVR)
Pacer Benchmark Industrial Real Estate SCTRSM ETF (INDS)
each a series of Pacer Funds Trust
(each, a “Fund,” and together, the “Funds”)
December 3, 2021
Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated August 31, 2021, as previously supplemented
Effective immediately, the name of each Fund’s underlying index has been changed as follows:

Fund	Old Index Name	New Index Name
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	Benchmark Data & Infrastructure Real Estate SCTR Index	Kelly Data Center & Tech Infrastructure Index
Pacer Benchmark Industrial Real Estate SCTRSM ETF	Benchmark Industrial Real Estate SCTR Index	Kelly Industrial Real Estate Index
Additionally, the name of the Funds’ index provider has been changed as follows:

Old Index Provider Name	New Index Provider Name
Benchmark Investments, LLC	Kelly Benchmark Indexes
All other aspects of each Index and the index provider, other than those described above, remain unchanged. All references in the Prospectus and SAI to the old names are revised to refer to the new names.

Please retain this Supplement with your Prospectus and SAI for future reference.